SCHEDULE OF BANK BORROWINGS (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 5,094,545	$ 3,731,403
Interest paid	$ 269,855	$ 214,627	$ 211,117
Weighted average interest rate	4.40%	4.60%
Mr Ming Chao Huang [Member]
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 3,894,697	$ 4,239,550